Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Designated and Non-designated Cash Flow Hedges
A summary of the Company's designated and non-designated cash flow hedges follows:

	December 31, 2020		December 31, 2019
(in millions)	Fair Value (1)	Notional Value	Fair Value (1)	Notional Value
Designated hedges	$5.0	$93.5	$2.0	$106.5
Non-designated hedges	$0.2	$63.7	$0.6	$121.9
(1)The fair value of foreign currency forward contracts is included in other current assets. The fair value was estimated using observable market inputs such as forward and spot prices of the underlying exchange rate pair. Based on these inputs, derivative assets and liabilities are classified as Level 2 in the fair value hierarchy.

Change in Accumulated Other Comprehensive Income Related to Cash Flow Hedges
The changes in accumulated other comprehensive income (loss) by component follows:

(in millions)	Accrued post-retirement benefit liability	Foreign currency translation	Derivative contracts	Total
Balance as of January 1, 2019	$(38.5)	$(80.4)	$(3.2)	$(122.1)
Other comprehensive income (loss):
Other comprehensive (loss) income before reclassifications	(6.0)	(2.1)	1.3	(6.8)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	3.4	—	0.8	4.2
Income tax benefit	0.6	—	—	0.6
Other comprehensive (loss) income	(2.0)	(2.1)	2.1	(2.0)
Balance as of December 31, 2019	(40.5)	(82.5)	(1.1)	(124.1)
Other comprehensive income (loss):
Other comprehensive (loss) income before reclassifications	(5.3)	39.4	(10.3)	23.8
Amounts reclassified from accumulated other comprehensive income (loss)(1)	5.3	—	(2.0)	3.3
Other comprehensive income (loss)	—	39.4	(12.3)	27.1
Balance as of December 31, 2020	$(40.5)	$(43.1)	$(13.4)	$(97.0)
(1)The accrued post-retirement benefit liability reclassification pertains to the amortization of unrecognized actuarial gains and losses and prior service credits which is included in net periodic benefit cost. See Note 15 for additional pension discussion.